Segment Information - Net sales from external customers (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Information
Services	$ 75,988,820	$ 72,737,313	$ 70,408,764
Royalties	10,005,977	12,600,061	8,533,751
Goods	932,198	1,163,836	2,133,122
Leases	14,830,186	14,781,123	13,198,598
Total revenue	$ 101,757,181	$ 101,282,333	$ 94,274,235